Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 39,804	$ 56,563	$ 4,417
Amounts receivable		340
Prepaid expenses and deposits	1,000	4,500
Total Current Assets	40,804	61,403	4,417
Mineral property costs	26,374	26,374
Total Assets	67,178	87,777	4,417
Current Liabilities
Accounts payable	3,001
Due to related parties (Note 4)	42,166	308,666	246,666
Total Liabilities	45,167	308,666	246,666
Nature of operations and continuance of business (Note 1)
Commitments (Note 6)
Subsequent events
Stockholder's Equity (Deficit)
Common stock, 100,000,000 shares authorized, $0.001 par value 14,059,000 and 12,825,000 and 8,000,000 share issued and outstanding, respectively	14,059	12,825	8,000
Additional paid in capital	784,941	477,675
Deferred compensation (Note 5)	(226,273)	(318,791)
Deficit accumulated during the exploration stage	(550,716)	(392,598)	(250,249)
Total Stockholder's Equity (Deficit)	22,011	(220,889)	(242,249)
Total Liabilities and Stockholder's Equity (Deficit)	$ 67,178	$ 87,777	$ 4,417